UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)1

[1]

On March 8, 2021, BlackRock Municipal Income Investment Quality Trust, BlackRock Municipal Bond Trust, BlackRock MuniHoldings Fund II, Inc. and BlackRock MuniHoldings Quality Fund, Inc. (the “Non-Surviving Funds”), were reorganized into BlackRock MuniHoldings Fund, Inc. (the “Surviving Fund”). The voting record of each Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08081
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock MuniHoldings Fund, Inc.

====================== BlackRock MuniHoldings Fund, Inc. =======================

On March 8, 2021, BlackRock Municipal Income Investment Quality Trust
(Investment Company Act file no. 811-21180, CIK no. 0001181026), BlackRock
Municipal Bond Trust (Investment Company Act file no. 811-21036, CIK no.
0001167467), BlackRock MuniHoldings Fund II, Inc. (Investment Company Act file
no. 811-08215, CIK no. 0001038190) and BlackRock MuniHoldings Quality Fund, Inc.
 (Investment Company Act file no. 811-08707, CIK no. 0001058234) (the
"Non-Surviving Funds"), were reorganized into BlackRock MuniHoldings Fund, Inc.
(Investment Company Act file no. 811-08081, CIK no. 0001034665). The voting record of each Non-Surviving Fund prior to March 8, 2021 is shown under the heading entitled "BlackRock Municipal Income Investment Quality Trust,"
"BlackRock Municipal Bond Trust," "BlackRock MuniHoldings Fund II, Inc." or
"BlackRock MuniHoldings Quality Fund, Inc.," below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Municipal Bond Trust ========================

On March 8, 2021, BlackRock Municipal Bond Trust (Investment Company Act file
no. 811-21036, CIK no. 0001167467) (the "Non-Surviving Fund") was reorganized into BlackRock MuniHoldings Fund, Inc. (Investment Company Act file no.
811-08081, CIK no. 0001034665). The voting record of the Non-Surviving Fund prior to March 8, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= BlackRock Municipal Income Investment Quality Trust ==============

On March 8, 2021, BlackRock Municipal Income Investment Quality Trust
(Investment Company Act file no. 811-21180, CIK no. 0001181026) (the
"Non-Surviving Fund") was reorganized into BlackRock MuniHoldings Fund, Inc.
(Investment Company Act file no. 811-08081, CIK no. 0001034665). The voting record of the Non-Surviving Fund prior to March 8, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock MuniHoldings Fund II, Inc. =====================

On March 8, 2021, BlackRock MuniHoldings Fund II, Inc. (Investment Company Act
file no. 811-08215, CIK no. 0001038190) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniHoldings Fund, Inc. (Investment Company Act file
no. 811-08081, CIK no. 0001034665). The voting record of the Non-Surviving Fund prior to March 8, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock MuniHoldings Quality Fund, Inc. ===================

On March 8, 2021, BlackRock MuniHoldings Quality Fund, Inc. (Investment Company
Act file no. 811-08707, CIK no. 0001058234) (the "Non-Surviving Fund") was
reorganized into BlackRock MuniHoldings Fund, Inc. (Investment Company Act file
no. 811-08081, CIK no. 0001034665). The voting record of the Non-Surviving Fund prior to March 8, 2021 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date:	August 27, 2021